Retirement Plans - Narrative (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 28, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Defined Contribution Plan Disclosure [Line Items]
Deferred compensation liability, current and noncurrent		$ 2,300,000		$ 2,544,000	$ 2,275,000
Foreign Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contributions				$ 8,070,000	7,613,000
Qualified Plan
Defined Contribution Plan Disclosure [Line Items]
Employer discretionary contribution, percent of qualified cash compensation (up to)		5.00%		5.00%
Qualified Plan | United States
Defined Contribution Plan Disclosure [Line Items]
Employer contributions		$ 2,600,000	$ 2,423,000	$ 3,311,000	$ 3,337,000
Qualified Plan | Foreign Plan
Defined Contribution Plan Disclosure [Line Items]
Employer contributions		5,566,000	5,956,000
Nonqualified Plan
Defined Contribution Plan Disclosure [Line Items]
Contributions by employer		$ 0	$ 0
Dividends, common stock, paid-in-kind	$ 41,948,000
Share-based Payment Arrangement, Tranche One | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		20.00%		20.00%
Share-based Payment Arrangement, Tranche One | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | After January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		100.00%		100.00%
Share-based Payment Arrangement, Tranche Two | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		20.00%
Share-based Payment Arrangement, Tranche Three | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		20.00%		20.00%
Share-Based Payment Arrangement, Tranche Four | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		20.00%
Share-Based Payment Arrangement, Tranche Five | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting percentage		20.00%		20.00%